Financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Other current financial assets	$ 505,490	$ 312,721
Financial assets at amortised cost [member]
Financial instruments [Line Items]
Other current financial assets	485,689	291,790
Financial assets at amortised cost [member] | Banco de Credito e Inversiones [Member]
Financial instruments [Line Items]
Other current financial assets	185,400	145,834
Financial assets at amortised cost [member] | Banco Santander [Member]
Financial instruments [Line Items]
Other current financial assets	74,365	23,124
Financial assets at amortised cost [member] | Banco Itau - Corpbanca [Member]
Financial instruments [Line Items]
Other current financial assets	120,628	70,719
Financial assets at amortised cost [member] | Banco Security [Member]
Financial instruments [Line Items]
Other current financial assets	17,964	27,215
Financial assets at amortised cost [member] | Banco de Chile [Member]
Financial instruments [Line Items]
Other current financial assets	18,026
Financial assets at amortised cost [member] | Banco Estado [Member]
Financial instruments [Line Items]
Other current financial assets	15,126
Financial assets at amortised cost [member] | Scotiabank Sud Americano [Member]
Financial instruments [Line Items]
Other current financial assets	$ 54,180	$ 24,898